Note 11 - Options	12 Months Ended
Nov. 30, 2013
Note 11 - Options [Line Items]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
13.	Restricted share units

Effective May 28, 2010, the Company’s shareholders approved a Restricted Share Unit (“RSU”) Plan for officers and employees of the Company and reserved a maximum of 330,000 common shares for issuance under the plan. The RSU Plan will form part of the incentive compensation arrangements available to officers and employees of the Company and its designated affiliates. An RSU is a unit equivalent in value to one common share of the Company. Upon vesting of the RSUs and the corresponding issuance of common shares to the participant, or on the forfeiture and cancellation of the RSUs, the RSUs credited to the participant’s account will be cancelled. No RSUs have been issued under the plan.

Options Held [Member]
Note 11 - Options [Line Items]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 2,143,061 based on the number of issued and outstanding common shares as at November 30, 2013. As at November 30, 2013, 1,691,132 options are outstanding and there were 451,929 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the Toronto Stock Exchange on the last trading day prior to the grant of the option. Options granted under these plans generally have a maximum term of 10 years and generally vest over a period of up to three years.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 2,763,940 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones.  A total of 1,658,364 performance-based stock options have been vested as of November 30, 2013. These options were still outstanding as at November 30, 2013 and are scheduled to expire in September 2014.

In the year ended November 30, 2013, 391,000 (2012 – 955,000) stock options to management, directors and employees were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life than is more than four years. For options that have an expected life of less than four years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on an average of the term of the options.

The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

The weighted average fair value of employee stock options granted was estimated using the following assumptions:

	November 30, 2013	November 30, 2012

Volatility	64.0%	64.7%
Risk-free interest rate	0.01%	0.08%
Expected life (in years)	7.00	10.00
Dividend yield	-	-
The weighted average grant date fair value per options granted	$3.09	$2.51

Details of stock option transactions are as follows:

		November 30, 2013			November 30, 2012			November 30, 2011
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$		$	$

Outstanding, beginning of period,	4,139,059	4.86	2.76	3,216,954	5.33	2.82	3,038,698	5.53	2.87
Granted	391,000	1.81	1.05	955,000	3.27	2.51	328,000	3.51	1.84
Exercised	(3,500)	1.81	0.09	-	-	-	(25,000)	3.73	1.55
Forfeiture	(67,000)	-	-	(32,862)	-	-	(4,667)	-	-
Expired	(4,487)	654.48	403.93	(33)	69.74	53.82	(120,077)	6.01	1.61
Balance at end of period	4,455,072	3.97	2.21	4,139,059	4.86	2.76	3,216,954	5.33	2.82

Options exercisable, end of year	3,321,830	4.09	2.41	2,286,589	5.94	3.55	1,585,816	7.11	4.03

As of November 30, 2013, the exercise prices, weighted average remaining contractual life of outstanding options and weighted average grant date fair values were as follows:

						Options outstanding			Options exercisable
Exercise price			Number outstanding	Weighted average exercise price per share	Weighted average remaining contract life (years)	Weighted average grant due fair value	Number exercisable	Weighted average exercise price per share	Weighted average grant date fair value
				$		$		$	$

	Under	2.50	-	-	-	-	-	-	-
2.51	-	5.00	4,415,333	3.38	3.10	1.77	3,282,091	3.28	1.82
5.01	-	7.50	-	-	-	-	-	-	-
7.51	-	10.00	-	-	-	-	-	-	-
10.01	-	100.00	35,702	39.75	3.87	31.19	35,702	39.75	31.19
300.00	-	500.00	3,971	331.15	2.30	223.52	3,971	331.15	223.52
500.01	-	1,000.00	33	770.13	1.29	493.31	33	770.13	493.31
1,000.01	-	1,500.00	33	1,149.13	0.45	709.18	33	1,149.13	709.18
			4,455,072	3.97			3,321,830	4.09

Total unrecognized compensation cost relating to the unvested performance-based stock options at November 30, 2013 is approximately $1,771,200 (2012 - $2,214,000). During the year ended November 30, 2013, a performance condition was met as the FDA approved an ANDA for a certain drug, resulting in the vesting of 276,394 performance-based stock options. As a result, a stock-based compensation expense of $442,800 relating to these stock options was recognized in research and development expense in the year ended November 30, 2013 (2012 - $Nil).

For the year ended November 30, 2013, 3,500 options were exercised for a cash consideration of $5,965.  For the year ended November 30, 2012, no options were exercised and for the year ended November 30, 2011, 25,000 options were exercised for a cash consideration of $93,165.

The following table summarizes the components of stock-based compensation expense.

	November 30, 2013	November 30, 2012	November 30, 2011

Research and development	837,206	1,505,061	601,423
Selling, general and administrative	316,676	818,784	101,037
	1,153,882	2,323,845	702,460

The Company has estimated its stock option forfeitures to be $Nil at November 30, 2013 (2012 - $Nil; 2011 - $7,302).